Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid-in Capital		Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Non- controlling Interests	Total
Balance at Jun. 30, 2022		$ 2,000	[1]	$ 11,598,556	[1]	$ (6,657,919)	$ (526,390)	$ 8,413,490	$ 12,829,737
Balance (in Shares) at Jun. 30, 2022	[1]	20,000,000
Net income for the year						2,022,152		65,542	2,087,694
Foreign currency translation adjustment							(965,322)	(536,948)	(1,502,270)
Capital contribution from NCI								18,260,003	18,260,003
Capital contribution from shareholder				1,405,778	[1]				1,405,778
Balance at Jun. 30, 2023		$ 2,000	[1]	13,004,334	[1]	(4,635,767)	(1,491,712)	26,202,087	33,080,942
Balance (in Shares) at Jun. 30, 2023	[1]	20,000,000
Net income for the year						953,560		1,556,083	2,509,643
Withdrawal of capital for Reorganization				(12,226,342)	[1]				(12,226,342)
Acquire an additional equity interest of Net Plastic New Material						(962)		962
Withdrawal of capital by non-controlling interests of Net Plastic Henan						299,323		(1,760,137)	(1,460,814)
Foreign currency translation adjustment							1,246,212	(27,461)	1,218,751
Capital contribution from NCI								9,254,357	9,254,357
Balance at Jun. 30, 2024		$ 2,000	[1]	777,992	[1]	(3,383,846)	(245,500)	35,225,891	32,376,537
Balance (in Shares) at Jun. 30, 2024	[1]	20,000,000
Net income for the year						(932,621)		(521,511)	(1,454,132)
Foreign currency translation adjustment							(30,078)	499,114	469,036
Capital contribution from NCI								2,656,617	2,656,617
Balance at Jun. 30, 2025		$ 2,000	[1]	$ 777,992	[1]	$ (4,316,467)	$ (275,578)	$ 37,860,111	$ 34,048,058
Balance (in Shares) at Jun. 30, 2025	[1]	20,000,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.